UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended:  12-31-2005


Check here if Amendment [x]; Amendment Number:  1
   This Amendment (Check only one.):  [ x]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Heather Davis
Title:   Vice President Operations/CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Heather Davis	    Solana Beach, CA               11-26-08
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 63

Form 13F Information Table Value Total: 127389000

List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     4274    92080 SH       Sole                    79610             12470
Affiliated Computer Systems    COM              008190100     3575    60410 SH       Sole                    52920              7490
American International Group I COM              026874107     4945    72470 SH       Sole                    65932              6538
Apollo Group                   COM              037604105     2162    35765 SH       Sole                    31985              3780
BP Amoco PLC ADR               COM              055622104      724    11272 SH       Sole                    11272
Bank of America Corp.          COM              060505104      443     9604 SH       Sole                     9604
Bemis                          COM              081437105     2692    96580 SH       Sole                    84670             11910
Biomet Inc.                    COM              090613100     2327    63625 SH       Sole                    54740              8885
Chevron Texaco Corp.           COM              166764100     3439    60577 SH       Sole                    52107              8470
Chunghwa Telecom Co. Ltd       COM              17133q205     1441    78525 SH       Sole                    73270              5255
Citigroup                      COM              172967101     3657    75355 SH       Sole                    66755              8600
Coca Cola                      COM              191216100      229     5675 SH       Sole                     5675
Colgate-Palmolive Co.          COM              194162103     1385    25253 SH       Sole                    21243              4010
Comcast Corp New Class A share COM              20030n101     2260    87186 SH       Sole                    77656              9530
ConocoPhillips                 COM              20825C104     4477    76950 SH       Sole                    65520             11430
Costco Whsl Group              COM              22160K105     1514    30601 SH       Sole                    26830              3771
Cubic Corporation              COM              229669106      306    15330 SH       Sole                    13425              1905
DJ US Consumer Cyclical - iSha COM              464287580      272     4555 SH       Sole                     4455               100
DJ US Consumer Non-Cyclical -  COM              464287812      264     4960 SH       Sole                     4850               110
DJ US Financial - iShares Trus COM              464287788      419     4145 SH       Sole                     4025               120
DJ US Healthcare - iShares Tru COM              464287762      459     7280 SH       Sole                     7070               210
DJ US Industrial - iShares Tru COM              464287754      207     3555 SH       Sole                     3450               105
DJ US Technology - iShares Tru COM              464287721      348     6990 SH       Sole                     6920                70
Dell Inc.                      COM              24702r101     1640    54765 SH       Sole                    49075              5690
Ebay Inc                       COM              278642103      856    19810 SH       Sole                    16790              3020
Electronic Arts, Inc.          COM              285512109      933    17845 SH       Sole                    13780              4065
Exxon Mobil                    COM              30231G102      742    13202 SH       Sole                    13202
First Data Corporation         COM              319963104     3464    80550 SH       Sole                    70245             10305
General Electric               COM              369604103     3096    88320 SH       Sole                    77410             10910
GlaxoSmithKline plc            COM              37733W105     2581    51125 SH       Sole                    47235              3890
Jefferson Pilot Merger Electio COM              475070108     2092    36740 SH       Sole                    33600              3140
Johnson & Johnson              COM              478160104     4693    78088 SH       Sole                    70143              7945
Kinder Morgan Management LLC   COM              49455u100     1325    29146 SH       Sole                    26419              2727
Korea Electric Power           COM              500631106     1090    55927 SH       Sole                    42562             13365
L-3 Communications             COM              502424104     2231    30010 SH       Sole                    26295              3715
Lowe's Companies Inc.          COM              548661107     3851    57775 SH       Sole                    49675              8100
MSCI Japan Index - iShares     COM              464286848     2922   216150 SH       Sole                   188260             27890
Medtronic, Inc.                COM              585055106     5044    87607 SH       Sole                    76247             11360
Microsoft Corp.                COM              594918104     4324   165367 SH       Sole                   148607             16760
Nasdaq Biotech Index - iShares COM              464287556     2229    28860 SH       Sole                    25280              3580
Norfolk Southern Corp.         COM              655844108      202     4500 SH       Sole                     4500
Paychex                        COM              704326107     2881    75580 SH       Sole                    63125             12455
Pepsico Inc.                   COM              713448108     4169    70559 SH       Sole                    61329              9230
Pharmaceutical HOLDRs Trust    COM              71712a206     1602    23000 SH       Sole                    19700              3300
Procter & Gamble               COM              742718109     2797    48331 SH       Sole                    42011              6320
Qualcomm                       COM              747525103     4021    93337 SH       Sole                    81457             11880
SEI Investments                COM              784117103      598    16150 SH       Sole                    12875              3275
SK Telecom Co. Ltd             COM              78440p108      893    44005 SH       Sole                    32255             11750
Starbucks Inc.                 COM              855244109      356    11860 SH       Sole                    10280              1580
State Street Corp.             COM              857477103     4332    78135 SH       Sole                    66565             11570
Sunrise Assisted Living        COM              86768K106     3968   117720 SH       Sole                   101670             16050
Suntrust Banks Inc.            COM              867914103      385     5294 SH       Sole                     5294
Sysco Corporation              COM              871829107      646    20815 SH       Sole                    18135              2680
Telecom Corp. of New Zealand   COM              879278208     1287    39382 SH       Sole                    35677              3705
Teva Pharmaceutical Industries COM              881624209     4290    99755 SH       Sole                    84485             15270
UPS                            COM              911312106     1523    20271 SH       Sole                    18676              1595
UnitedHealth Group             COM              91324P102     4415    71047 SH       Sole                    62827              8220
WPP Group-New                  COM              929309409     1051    19470 SH       Sole                    15425              4045
WalMart                        COM              931142103     1134    24240 SH       Sole                    20310              3930
Walt Disney Co's.              COM              254687106      910    37947 SH       Sole                    32737              5210
Wells Fargo New                COM              949746101      268     4270 SH       Sole                     4270
Wyeth                          COM              983024100      246     5338 SH       Sole                     5338
Xilinx                         COM              983919101      483    19150 SH       Sole                    16870              2280